Related Party Agreements and Transactions (Details) - Guggenheim [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Investment Advisory Agreement - management fee	[1],[2]	$ 55	$ 156	$ 290	$ 597
Administrative Services Agreement - expense reimbursement	[1],[2]	82	92	253	290
Share on capital structuring fees and administrative agency fees	[1],[2]	$ 2	$ 2	$ 5	$ 6

[1]	As of September 30, 2024 and September 30, 2023
[2]	Related party transactions not included in the table above consist of Independent Trustees fees and expenses and sales and repurchase of the Master Fund Shares to/from affiliated Feeder Funds as disclosed in the Master Fund’s consolidated statements of operations and consolidated statements of changes in net assets, respectively. In accordance with the Liquidation Plan, the Master Fund’s share repurchase program has been suspended effective March 31, 2021.